Reconciliation of loss after income tax to net cash used in operating activities - Disclosure of reconciliation of profit or loss to operating cash flows (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of profit or loss to operating cash flows [Line Items]
Loss after income tax benefit for the half-year	$ (8,823,513)	$ (13,586,027)
Adjustments for:
Amortisation	934,705	934,741
Share-based payments	436,465	944,726
Foreign exchange differences	(13,063)	145,529
Fair value losses on financial liabilities at fair value through profit or loss	(84,587)
Loss on contingent consideration	166,696	85,227
Contingent consideration interest	220,484	221,637
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	274,618	(650,153)
Increase/(decrease) in GBM Agile deposit	(115,213)	3,836,630
(Decrease)/increase in prepayments	929,125	(628,404)
(Decrease)/increase in insurance premium funding	(1,437,200)	552,315
Increase/(decrease) in trade and other payables	1,657,728	(611,352)
Decrease in deferred tax liabilities	(135,546)	(135,546)
(Decrease)/increase in employee benefits	(345,571)	84,529
Net cash used in operating activities	$ (6,334,872)	$ (8,806,148)